Balance Sheets - USD ($)	Nov. 30, 2016	Nov. 30, 2015
Current Assets
Cash and cash equivalents	$ 14,454	$ 115,738
Inventory	321,828	189,823
Total current assets	336,282	305,561
Fixed Assets
Furniture and Equipment	500	500
Total fixed assets	500	500
TOTAL ASSETS	336,782	306,061
CURRENT LIABILITIES
Derivative liability	401,710	351,041
Debt discount	(133,280)	(134,148)
Convertible Loans	295,746	207,750
Accrued interest on convertible loans	9,600	1,845
Loan from shareholder and related party	47,236	38,236
Accounts payable
Total current liabilities	621,012	464,724
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Common stock, ($0.0001 par value, 500,000,000 shares authorized; 259,196,500 shares issued and outstanding at November 30, 2016 and 258,792,500 as of May 31, 2016	25,949	25,879
Additional paid-in capital	47,072	36,876
Accumulated deficit	(357,251)	(221,418)
TOTAL STOCKHOLDERS' EQUITY	(284,230)	(158,663)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 336,782	$ 306,061